Employee benefit obligations	12 Months Ended
Dec. 31, 2024
Employee benefit obligations [Abstract]
Employee benefit obligations
28.	Employee benefit obligations

	2024	2023
	A$’000	A$’000
Bonuses	18,142	10,630
Annual leave	4,692	3,282
Long service leave	497	330
Balance at December 31,	23,331	14,242
Current	22,834	13,912
Non-current	497	330
Total employee benefit obligations	23,331	14,242